Income taxes (Tables)	12 Months Ended
Mar. 29, 2025
Income Tax Disclosure [Abstract]
Summary of Net Deferred Tax Assets Related to Continuing Operations
The significant items comprising the Company’s net deferred tax assets at March 29, 2025 and March 30, 2024 are as follows:

	Fiscal Year Ended
	March 29, 2025	March 30, 2024
	(In thousands)
Deferred tax assets:
Loss and tax credit carry forwards	$15,436	$14,481
Difference between book and tax basis of property and equipment and intangible assets	9,164	7,228
Operating lease liabilities net of right-of-use assets	2,656	3,536
Other reserves not currently deductible	1,296	1,196
Interest and financing expenses not currently deductible	2,076	—
Investment in joint venture	(842)	(531)
Other	(561)	239

Net deferred tax asset before valuation allowance	29,225	26,149
Valuation allowance	(29,225)	(26,149)

Net deferred tax asset	$—	$—

Components of Income Tax Expense (Benefit) from Continuing Operations
The Company’s income tax expense (benefit) consists of the following components:

Fiscal Year Ended
	March 29, 2025	March 30, 2024	March 25, 2023
(In thousands)
Income tax expense (benefit):

Current	$—	$—	$—
Deferred	(3,076)	(1,329)	(1,860)
Valuation allowance	3,076	1,329	1,860
Income tax expense	$—	$—	$—

Schedule of Effective Income Tax Rate Reconciliation
The Company’s provision for income taxes varies from the amount computed by applying the statutory income tax rates for the reasons summarized below:

	Fiscal Year Ended
	March 29, 2025	March 30, 2024	March 25, 2023
Canadian statutory rate	25.7%	25.7%	25.9%
Utilization of unrecognized losses and other tax attributes	(27.1%)	(28.6%)	(25.0%)
Non-deductible equity in earnings joint venture	2.4%	6.0%	4.0%
Permanent differences and other	(1.0%)	(3.1%)	(4.9%)

Total	0.0%	0.0%	0.0%